Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	Year Ended December 31,
	2022 $	2021 $
Revolving credit facility due through December 2024	—	271,167
Term loan due in August 2023	—	53,339
Total principal	—	324,506
Less: unamortized discount and debt issuance costs	—	(4,215)
Total debt	—	320,291
Less: current portion	—	(15,500)
Long-term portion	—	304,791